Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Other Liabilities
	December 31,	December 31,
	2014	2013
	(in thousands)

Personnel related liabilities	$167,362	$138,639
Facility related liabilities	19,862	16,205
General overhead liabilities	33,422	31,034
Other liabilities	26,631	3,019
Short term government grants (note 11)	110	240
Restructuring and other items (note 14)	3,704	2,430
Acquisition consideration payable	-	3,245

	$251,091	$194,812